Trade and Other Receivables - Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Impairment	₩ (34,643)	₩ (45,929)	₩ (54,896)
Trade and other receivables write off description	The Group writes off the trade and other receivables when contractual payments are more than 5 years past due, or for reasons such as termination of operations or liquidation.
Trade and other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 260,157	239,448
Impact of adopting IFRS 9		12,950
Impairment	28,841	38,211
Write-offs	(55,756)	(46,616)
Collection of receivables previously written-off	14,772	13,455
Business combination and others	1,487	2,709
Ending Balance	₩ 249,501	₩ 260,157	₩ 239,448